Income from equity instruments	12 Months Ended
Dec. 31, 2021
Income From Equity Instruments
Income from equity instruments

33.	Income from equity instruments

“Income from equity instruments” includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of the balance of this item is as follows:

Thousand of reais	2021	2020	2019

Equity instruments classified as:
Financial Assets Measured At Fair Value Through Profit Or Loss	89,563	30,232	13,398
Financial Assets Measured At Fair Value Through Other Comprehensive Income	477	3,522	5,535
Total	90,040	33,754	18,933